Income Taxes - 10K - Narrative (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Oct. 09, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Effective tax rate (in percent)	(0.80%)	(1.50%)	0.00%	5.40%	2.60%	0.40%	0.00%
Operating Loss Carryforwards [Line Items]
NOL deferred tax asset					$ 14,961,000	$ 9,069,000
Increase in deferred tax assets valuation allowance					4,300,000	3,700,000	$ 7,800,000
Unrecognized tax benefits					0	0		$ 0
Accrued interest and penalties related to unrecognized tax benefits					0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					61,400,000
NOLs subject to expiration					15,100,000
NOLs not subject to expiration					46,300,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					61,300,000
NOLs subject to expiration					$ 61,300,000